RECENT ACCOUNTING PRONOUNCEMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of recent accounting pronouncements [Abstract]
Operating Lease, Minimum Lease Payments Payable Under Non-Cancellable Lease		$ 14.8
Discounted using the incremental borrowing rate at January 1, 2019		12.5
Lease commitments for short-term leases for which recognition exemption has been used		(1.0)
Embedded Leases, Existing Service Contracts		36.5
Other Liabilities, Variable Lease Payments		(6.2)
Lease liabilities	$ 43.5	41.8
Current lease liabilities	15.5	18.7
Non-current lease liabilities	$ 28.0	$ 23.1